ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2016
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
31. ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIEs, were RMB 1,340,756 and RMB 1,351,757 as of December 31, 2015 and 2016, respectively.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2015 and 2016, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	8,658	1,467	211
Amounts due from related parties	201,341	183,676	26,456
Prepaid expenses and other current assets	160	341	49
Total current assets	210,159	185,484	26,716

Non-current assets:
Intangible assets, net	16	8	1
Investment in subsidiaries	-	-	-
Total non-current assets	16	8	1

Total assets	210,175	185,492	26,717

LIABILITIES
Current liabilities:
Amounts due to related parties	14,839	19,605	2,824
Accrued and other liabilities	51,540	49,371	7,111
Total current liabilities	66,379	68,976	9,935

Total non-current liabilities	-	-	-

Total liabilities	66,379	68,976	9,935

SHAREHOLDERS’ EQUITY
Ordinary shares
(US$ 0.003 par value; 40,000,000 and 40,000,000 shares authorized, 38,265,177 and 38,699,095 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	717	726	105
Additional paid-in capital	3,445,408	3,453,227	497,368
Accumulated deficit	(3,307,442)	(3,343,142)	(481,513)
Accumulated other comprehensive income	5,113	5,705	822
Total shareholders’ equity	143,796	116,516	16,782

Total liabilities and shareholders’ equity	210,175	185,492	26,717

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
GROSS LOSS	-	-	-	-
Operating expenses:
Selling and marketing	(348)	(410)	-	-
General and administrative	(229,814)	(79,562)	(18,854)	(2,716)
Research and development	(144)	(660)	-	-
Total operating expenses	(230,306)	(80,632)	(18,854)	(2,716)

OPERATING LOSS	(230,306)	(80,632)	(18,854)	(2,716)
Share of income (loss) from subsidiaries	(609,711)	201,051	(23,274)	(3,352)
OTHER EXPENSE
Interest income (expense) net	(91,064)	(56,549)	1	-
Loss from extinguishment of debt	(143,901)	-	-	-
Foreign exchange losses, net	(459)	(131)	-	-
Other income (expense), net	(1,372)		6,427	927
Income tax	-	-	-	-
NET (LOSS) INCOME	(1,076,813)	63,739	(35,700)	(5,141)

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(109,368)	(40,384)	(6,348)	(914)
Cash flows from investing activities	-	-	-	-
Cash flows from financing activities	109,330	48,876	(843)	(121)
Effects of exchange rate changes on cash and cash equivalents	2	-	-	-
Net change in cash and cash equivalents	(36)	8,492	(7,191)	(1,035)
Cash and cash equivalents at beginning of year	202	166	8,658	1,246
Cash and cash equivalents at end of year	166	8,658	1,467	211

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Shares surrender by SummitView	67,309	-	-	-
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses	226,298	70,146	-	-
Receipt of convertible loan by settlement of debt	80,000	-	-	-